Mar. 30, 2017

SPIRIT OF AMERICA INVESTMENT FUND, INC.

Spirit of America Energy Fund

Class A Shares – TICKER: SOAEX

Class C Shares – TICKER: SACEX

A Series of Spirit of America Investment Fund, Inc.

   Supplement to the Summary Prospectus, Prospectus and Statement of Additional

Information, each dated March 30, 2017

                Effective September 1, 2017, the Spirit of America Energy Fund (the “Energy Fund”) hereby amends its investment objective on page 1 of its Summary Prospectus as follows:

Investment Objective: The investment objective of the Energy Fund is to provide investors with total return.